Income Tax - Valuation Allowance, Tax Rate Reconciliation, Tax Holiday (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of the valuation allowance
Balance at beginning of the year	$ (602,135)	$ (192,536)	$ (654,267)
Additions		(490,152)	(686)
Write off	96,091	103,968	409,467
Changes due to exchange rate translation	25,355	(23,415)	52,950
Balance at end of the year	$ (480,689)	$ (602,135)	$ (192,536)
Income Tax
Cumulative loss incurred period as significant piece of objective negative evidence evaluated	3 years
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
Goodwill impairment not deductible for tax purposes (as a percent)		(5.66%)
Share based compensation expenses not deductible for tax purposes (as a percent)	(7.19%)	(0.48%)	(19.17%)
Other expenses not deductible for tax purposes (as a percent)	(2.26%)	(0.27%)	(4.30%)
Effect of tax holiday (as a percent)	1.18%	(5.46%)	5.19%
Effect of different tax rate of subsidiary operation in other jurisdiction (as a percent)	(6.58%)	(0.59%)	(2.11%)
Effect of different tax rate of DTA and DTL applied (as a percent)			17.58%
Valuation allowance movement (as a percent)		(0.27%)	(0.01%)
Withholding tax (as a percent)	(0.69%)	(1.11%)	(6.80%)
Income tax rate (as a percent)	9.46%	11.16%	15.38%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ 166,874		$ 697,559
Per share effect-basic (in dollars per share)	$ 0.00		$ 0.01
Per share effect-diluted (in dollars per share)	$ 0.00		$ 0.01